Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross Cost	$ 19,484	$ 19,174
Accumulated Amortization	(16,003)	(15,254)
Net Cost	3,481	3,920
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	93	86
Net Cost	93	86
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	966	955
Accumulated Amortization	(395)	(363)
Net Cost	571	592
Facilities & leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	3,151	3,086
Accumulated Amortization	(2,649)	(2,479)
Net Cost	502	607
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	14,553	14,320
Accumulated Amortization	(12,363)	(11,828)
Net Cost	2,190	2,492
Computer and R&D equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	504	508
Accumulated Amortization	(451)	(444)
Net Cost	53	64
Other tangible assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	165	169
Accumulated Amortization	(145)	(140)
Net Cost	20	29
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	52	50
Net Cost	$ 52	$ 50